Document and Entity Information Document	Aug. 03, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity File Number	001-34166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3008969
Entity Address, Address Line One	51 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	240-5500
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000867773
Entity Registrant Name	SUNPOWER CORP
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false